EQUITY - Outstanding Common Equity (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Reconciliation of number of shares outstanding [abstract]
Beginning balance	$ 4,071	$ 1,332	$ 1,136
Ending balance	3,700	4,071	1,332
Capital
Reconciliation of number of shares outstanding [abstract]
Beginning balance	737	737	159
Ending balance	$ 737	737	$ 737
Capital | Class C Shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	25,934,121
Beginning balance	$ 737
Ending balance	$ 737	$ 737
Ending balance (in shares)	25,934,121	25,934,121